SCHEDULE OF OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	$ 2,049,775	$ 2,050,023	$ 2,377,831	$ 207,049	¥ 1,389,731
Operating lease liabilities – current	848,230	844,093	798,621
Operating lease liability – non-current	1,138,710	1,205,932	1,579,211
Total operating lease liabilities	$ 1,986,940	$ 2,050,025	$ 2,377,832	$ 207,049	¥ 1,389,731